SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Composition Of Certain Financial Statement Items
Option agreement	$ 500,000	$ 500,000
Other	2,323	81,782
Total	$ 502,323	$ 581,782